BUSINESS COMBINATION - SCHEDULE OF PRO FORMA FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment
Increase in amortization of intangible assets	$ 8,252	$ 3,877	$ 20,101	$ 11,395	$ 17,125
Revenue		246,953	1,098,785	936,614
Net earnings attributable to Match Group, Inc. shareholders		$ 26,991	$ 156,510	$ 156,444
Basic earnings per share attributable to Match shareholders (in usd per share)		$ 0.13	$ 0.90	$ 0.97
Diluted earnings per share attributable to Match shareholders (in usd per share)		$ 0.13	$ 0.85	$ 0.93
Acquisition-related costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment
Increase in amortization of intangible assets		$ 3,800	$ 1,400	$ 14,600